Condensed consolidated statements of cash flows (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (24,608)	$ (11,657)
Adjustments to reconcile net loss to cash used in by operating activities:
Depreciation and amortization	339	412
Stock-based compensation	6,755	783
Amortization of operating right of use assets	206	227
Non-cash interest expense	437	525
Change in fair value of Warrant liabilities	(638)	0
Other non-cash activities	44	527
Change in operating assets and liabilities:
Trade accounts receivable	215	(321)
Inventories	(59)	(205)
Prepaid expenses and other current assets	767	(1,952)
Trade accounts payable	1,858	(395)
Accrued expenses and other current liabilities	1,214	2,936
Deferred revenue	46	(163)
Operating lease liabilities, net of current portion	(150)	(226)
Net cash used in operating activities	(13,574)	(9,509)
Cash flows from investing activities:
Purchase of property and equipment	(64)	(123)
Purchase of software	(12)	(21)
Net cash used in investing activities	(76)	(144)
Cash flows from financing activities:
Proceeds from Lincoln Park Purchase Agreement	15,683	0
Proceeds from government assistance	0	3,178
Proceeds from issuance of common stock upon exercise of stock options	546	7
Proceeds from debt financing	0	14,700
Debt payments	(881)	(13)
Short swing profit settlement	244	0
Net cash provided by financing activities	15,592	17,872
Effect of exchange rate changes on cash and cash equivalents	(19)	(41)
Net (decrease) increase in cash and cash equivalents	1,923	8,178
Cash and cash equivalents at beginning of period	7,065	9,483
Cash and cash equivalents at end of period	8,988	17,661
Supplemental disclosure of noncash investing and financial activities:
Unpaid deferred costs	$ 0	$ 3,734